Income taxes	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Income taxes
20.	Income taxes

20A.	Accounting policy
Income tax expense comprises current and deferred taxes. Income tax expense is recognized in the consolidated income statement except when they relate to items that are recognized outside of profit or loss (whether in other comprehensive income or directly in equity), in which case tax is also recognized outside profit or loss, or where they arise from the initial accounting for a business combination. In the case of a business combination the tax effect is included in the accounting for the business combination.
Current income taxes are determined based on respective taxable income of each taxable entity and tax rules applicable for respective tax jurisdictions.
Deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the carrying values of assets and liabilities and their respective tax bases, and unutilized business loss and depreciation carry-forwards and tax credits. Such deferred tax assets and liabilities are computed separately for each taxable entity and for each taxable jurisdiction. Deferred tax assets are recognized to the extent it is probable that future taxable income will be available against which the deductible temporary differences, unused tax losses, depreciation carry-forwards and unused tax credits could be utilized. The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.
Deferred tax assets and liabilities are measured based on the tax rates that are expected to apply in the period when the asset is realized or the liability is settled, based on the tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date.
Current and Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Deferred tax liabilities on taxable temporary differences arising from investments in subsidiaries, branches and associated companies and interests in joint arrangements are not recognised if the Company is able to control the timing of the reversal and it is probable that the temporary difference will not reverse in the foreseeable future.
Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognised to the extent that it is probable that there will be sufficient taxable profits against which to utilise the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

20B.	Income taxes
The domestic and foreign components of net income before income tax:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Net income/(loss) before income taxes
India	US$	(348.1)	Rs.	(26,380.2)	Rs.	(28,703.4)	Rs.	(57,230.3)
Other than India		(578.1)		(43,787.1)		(88,023.9)		(52,109.3)

Total	US$	(926.2)	Rs.	(70,167.3)	Rs.	(116,727.3)	Rs.	(109,339.6)

The domestic and foreign components of income tax expense:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Current taxes
India	US$	44.8	Rs.	3,397.3		1,363.6	Rs.	1,900.7
Other than India		307.4		23,302.5		15,738.2		17,029.9
Deferred taxes
India		(1.6)		(124.3)		146.5		(1,363.0)
Other than India		206.2		15,629.4		8,162.4		(13,923.1)

Total income tax expense/(credit)	US$	556.8	Rs.	42,204.9	Rs.	25,410.7	Rs.	3,644.5

The reconciliation of income tax expense calculated as per tax rates applicable to individual entities with income tax expense/(credit) reported in the income statement is as
follows:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Income/(loss) before income taxes	US$	(926.2)	Rs.	(70,167.3)	Rs.	(116,727.3)	Rs.	(109,339.6)
Income tax expense at tax rates applicable to individual entities		(125.5)		(9,514.7)		(22,615.8)		(26,033.5)
Additional deduction for patent, research and product development cost		(0.2)		(13.4)		16.6		(2,816.2)
Items (net) not deductible for tax /not liable to tax :
- foreign Currency (gain)/loss relating to loans and deposits (net), foreign Currency (gain)/loss arising on account of Integral foreign operations		(0.5)		(38.3)		49.5		474.5
- interest and other expenses relating to borrowings for investment		8.4		638.6		315.7		558.0
- Dividend from investments (other than subsidiaries, joint operations, equity accounted investees)		—		—		—		(69.2)
- Write-down of assets not qualifying for tax relief		—		—		4,295.6		—
- Others		21.2		1,607.6		634.7		1,505.0
Undistributed earnings of subsidiaries, joint operations and equity accounted investees		53.7		4,072.5		3,109.3		(855.6)
Deferred tax assets not recognized because realization is not probable		465.5		35,281.9		39,658.8		28,517.0
Utilization/credit of unrecognized tax losses, unabsorbed depreciation and other tax benefits		(95.7)		(7,253.4)		(3,471.6)		(3,240.2)
Previously recognised deferred tax assets written down		(0.8)		(63.4)		(1.0)		492.7
Profit on sale of investments in subsidiaries and Others		—		—		15.2		—
Tax on share of (profit)/loss of equity accounted investees (net)		(0.9)		(70.1)		744.9		1,913.5
Impact of change in statutory tax rates (refer note below)		0.3		20.4		929.6		3,973.5
Others		62.0		4,708.0		1,729.2		(775.0)
Profit on sale of passenger vehicle undertaking (Common control transaction)		169.3		12,829.2		—		—

Income tax expense/(credit) reported in consolidated income statement	US$	556.8	Rs.	42,204.9	Rs.	25,410.7	Rs.	3,644.5

Note:

1
The UK Finance Act 2016 was enacted during the year ended March 31, 2017, which included provisions for a reduction in the UK corporation tax rate to 17% with effect from April 1, 2020. Subsequently a change to the main UK corporation tax rate, announced in 2020, was substantively enacted as at March 31, 2020. The rate applicable from April 1, 2020 now remains at 19% rather than previously enacted reduction to 17%. A further change to the main UK corporation tax rate from 19 to 25 percent with effect from April 1, 2023 was announced in the Budget on March
 3,
2021, and was substantively enacted on May 24, 2021.

Accordingly, JLR UK deferred tax has been provided at a rate of 25% on assets (2021: 19%, 2020: 19%) and 25% on liabilities (2021: 19%,2020: 19%), recognising the applicable tax rate at the point when the timing difference is expected to reverse.

2
Tata Motors Limited (TML) has presently, decided not to opt for the New Tax Regime inserted as per section 115BAA of the Income-tax Act, 1961 and enacted by the Taxation Laws (Amendment) Ordinance, 2019 (“the Ordinance”) which is applicable from Financial Year beginning April 1, 2019. TML has accordingly applied the existing tax rates in the financial statements for the year ended March 31, 2022.

Significant components of deferred tax assets and liabilities for the year ended March 31, 2022 are as follows:

	Opening balance		Recognized in profit or loss		Recognized in/reclassified from other comprehensive income				Movement due to common control business combination **		Closing balance
					Translation		Other than translation
	(In millions)
Deferred tax assets:
Unabsorbed depreciation	Rs.	20,906.9	Rs.	(1,543.1)	Rs.		Rs.	—	Rs.	(774.0)	Rs.	18,589.8
Business loss carry forwards		18,642.3		(4,817.7)		160.4		—		(17,291.3)		(3,306.3)
Expenses deductible in future years:												—
Provisions, allowances for doubtful receivables and others		34,812.9		(3,565.3)		932.1		0.8		(723.3)		31,457.2
Compensated absences and retirement benefits		9,645.5		(9,207.0)		3,315.5		(12,042.0)		—		(8,288.0)
Minimum alternate tax carry-forward		0.5		508.1		—		—		—		508.6
Property, plant and equipment		77,331.0		33,285.7		(2,347.8)		—		—		108,268.9
Derivative financial instruments		(1,162.3)		(3,077.7)		(5,902.0)		23,624.2		—		13,482.2
Unrealized profit on inventory		10,748.9		(3,082.0)		(21.8)		—		—		7,645.1
Others		7,268.4		(5,396.3)		119.7		53.2		(12.5)		2,032.5

Total deferred tax assets	Rs.	178,194.1	Rs.	3,104.7	Rs.	(3,743.9)	Rs.	11,636.2	Rs.	(18,801.1)	Rs.	170,390.0

Deferred tax liabilities:
Property, plant and equipment		15,607.5		580.7		1.2		—		(5,175.2)		11,014.2
Intangible assets		112,705.2		16,317.2		(1,960.9)		—		(13,625.9)		113,435.6
Undistributed earnings in subsidiaries, joint operations and equity accounted investees		17,643.0		520.0 *		(121.3)		—		—		18,041.7
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest		169.5		—		—		—		—		169.5
Others		2,424.3		1,191.9		(2.7)		991.2				4,604.7

Total deferred tax liabilities	Rs.	148,549.5	Rs.	18,609.8	Rs.	(2,083.7)	Rs.	991.2	Rs.	(18,801.1)	Rs.	147,265.7

Net assets/(liabilities)	Rs.	29,644.6	Rs.	(15,505.1)	Rs.	(1,660.2)	Rs.	10,645.0	Rs.	—	Rs.	23,124.3

	US$	391.8	US$	(205.2)	US$	(21.9)	US$	140.4	US$	—	US$	305.1

Deferred tax assets											Rs.	38,708.7
Deferred tax liabilities											Rs.	(15,584.4)
Deferred tax assets											US$	510.7
Deferred tax liabilities											US$	(205.6)

*	Net of Rs. 3,552.5 million reversed on dividend distribution by subsidiaries.
**	Tata Motors Limited has transferred its Passenger Vehicle Business into a subsidiary. This has resulted in movement of balances at Parent Company .
As at March 31, 2022, unrecognized deferred tax assets amount to Rs 149,674.1 million and Rs 91,236.6 million, which can be carried forward indefinitely and up to a specified period, respectively. These relate primarily to depeciation carry forwards, other deductible temporary differences and business losses. The deferred tax asset has not been recognized on the basis that its recovery is not probable in the foreseeable future.
Unrecognized deferred tax assets expire unutilized based on the year of origination as follows:

March 31,	In millions
2023	US$	114.2	Rs.	8,652.8
2024		99.0		7,501.6
2025		321.4		24,361.6
2026		88.1		6,674.1
2027		123.2		9,337.8
Thereafter	US$	457.9	Rs.	34,708.7
The Company has not recognized deferred tax liability on undistributed profits of certain subsidiaries amounting to Rs. 287,357.3 million and Rs. 308,213.9 million as at March 31, 2022 and 2021, respectively, because it is able to control the timing of the reversal of temporary differences associated with such undistributed profits and it is probable that such differences will not reverse in the foreseeable future.
Significant components of deferred tax assets and liabilities for the year ended March 31, 2021 are as follows:

	Opening balance		Recognized in profit or loss		Recognized in/reclassified from other comprehensive income				Closing balance
					Translation		Other than translation
	(In millions)
Deferred tax assets:
Unabsorbed depreciation	Rs.	21,867.5	Rs.	(944.5)	Rs.	(16.0)	Rs.	(0.1)	Rs.	20,906.9
Business loss carry forwards		30,926.7		(12,606.6)		322.2		—		18,642.3
Expenses deductible in future years:										—
Provisions, allowances for doubtful receivables and others		44,213.1		(9,714.9)		314.5		0.2		34,812.9
Compensated absences and retirement benefits		(4,177.3)		(143.5)		(1,105.2)		15,071.5		9,645.5
Minimum alternate tax carry-forward		671.5		(671.0)		—		—		0.5
Property, plant and equipment		59,417.5		12,223.9		5,689.6		—		77,331.0
Derivative financial instruments		7,756.6		1,779.4		1,057.0		(11,755.3)		(1,162.3)
Unrealized profit on inventory		12,167.2		(2,171.8)		753.5		—		10,748.9
Others		15,337.1		(8,369.6)		316.8		(15.9)		7,268.4

Total deferred tax assets	Rs.	188,179.9	Rs.	(20,618.6)	Rs.	7,332.4	Rs.	3,300.4	Rs.	178,194.1

Deferred tax liabilities:
Property, plant and equipment		Rs.12,967.2		Rs.2,640.9		(0.60)		—		15,607.5
Intangible assets		121,935.8		(15,651.6)		6,421		—		112,705.2
Undistributed earnings in subsidiaries, joint operations and equity accounted investees		15,881.7		952.7 *		808.6		—		17,643.0
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest		169.5		—		—		—		169.5
Others		2,065.8		(251.7)		(6.9)		617.1		2,424.3

Total deferred tax liabilities	Rs.	153,020.0	Rs.	(12,309.7)	Rs.	7,222.1		617.1	Rs.	148,549.5

Net assets/(liabilities)	Rs.	35,159.9	Rs.	(8,308.9)	Rs.	110.3	Rs.	2,683.3	Rs.	29,644.6

Deferred tax assets									Rs.	45,203.5
Deferred tax liabilities									Rs.	(15,558.9)

*	Net of Rs. 2,156.6 million reversed on dividend distribution by subsidiaries.
Significant components of deferred tax assets and liabilities for the year ended March 31, 2020 are as follows:

	Opening balance		Adjustment on initial application of IFRS 1 6		Adjusted Opening Balance		Recognized in profit or loss		Recognized in/reclassified from other comprehensive income				MAT Credit Utilized		Closing balance
									Translation		Other than translation
	(In millions)
Other than translation
Deferred tax assets:						—
Unabsorbed depreciation	Rs.	21,942.5	Rs.	—	Rs.	21,942.5	Rs.	(76.6)	Rs.	1.60	Rs.	—	Rs.	—	Rs.	21,867.5
Business loss carry forwards		22,842.1		—		22,842.1		7,779.8		304.8		—		—		30,926.7
Expenses deductible in future years:
Provisions, allowances for doubtful receivables and others		34,172.9		—		34,172.9		8,912.1		1,125.8		2.3		—		44,213.1
Compensated absences and retirement benefits		12,462.9		—		12,462.9		(2,807.1)		128.2		-13961.3		—		(4,177.3)
Minimum alternate tax carry-forward		1,066.2		—		1,066.2		(356.9)		—		—		(37.8)		671.5
Property, plant and equipment		49,293.6		292.30		49,585.9		8,131.4		1,700.0		—		—		59,417.5
Derivative financial instruments		12,253.1		—		12,253.1		(1,311.7)		387.2		(3,572.0)		—		7,756.6
Unrealized profit on inventory		11,418.7		—		11,418.7		498.6		372.9		(123.0)		—		12,167.2
Others		12,588.7		—		12,588.7		2,349.7		393.1		5.4		—		15,337.1

Total deferred tax assets	Rs.	178,040.7	Rs.	292.3	Rs.	178,333.0	Rs.	23,119.3	Rs.	4,413.6		(17,648.6)	Rs.	(37.8)	Rs.	188,179.9

Deferred tax liabilities:
Property, plant and equipment		15,717.8		—		15,717.8		(2,740.9)		(5.9)		(3.8)		—		12,967.2
Intangible assets		107,509.5		—		107,509.5		11,557.4		2,868.9		—		—		121,935.8
Undistributed earnings in subsidiaries, joint operations and equity accounted investees		16,892.2		—		16,892.2		(1,317.6)*		307.1		—		—		15,881.7
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest		169.5		—		169.5		—		—		—		—		169.5
Others		1,151.0		—		1,151.0		334.3		2.3		577.8		—		2,065.8

Total deferred tax liabilities	Rs.	141,440.0	Rs.	—	Rs.	141,440.0	Rs.	7,833.2	Rs.	3,172.4	Rs.	574.0	Rs.	—	Rs.	153,020.0

Net assets/(liabilities)	Rs.	36,600.7	Rs.	292.3	Rs.	36,893.0	Rs.	15,286.1	Rs.	1,241.2	Rs.	(18,222.6)	Rs.	(37.8)	Rs.	35,159.9
Deferred tax assets															Rs.	54,578.6
Deferred tax liabilities															Rs.	(19,418.7)

*	Net of Rs. 462.1 million reversed on dividend distribution by subsidiaries.